ABS-EE

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington D.C 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of issuing entity: 333-206705-11

Central Index Key Number of Issuing entity: 0001719959

CD 2017-CD6 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206705

Central Index Key Number of depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541294

German American Capital Corporation

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001701238

Citi Real Estate Funding Inc.

(Exact name of Sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001624053

Argentic Real Estate Finance LLC

(Exact name of Sponsor as specified in its charter)

Lainie Kaye (212) 250-2500

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED IN THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation (Depositor)

/s/ Natalie Grainger
Natalie Grainger, Director
Dated : June 25, 2018

/s/ Matt Smith
Matt Smith, Director
Dated : June 25, 2018

EXHIBIT INDEX
Exhibit Number	Description
EX 102	Asset Data File
EX 103	Asset Related Document